Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 13—COMMITMENTS AND CONTINGENT LIABILITIES

A.	Agreements:

1)	Operating lease agreements:

A)

On November 15, 2018, the Company signed a new lease agreement for the Company’s new offices located in Rehovot. The lease is for five years and five months in return for a monthly payment of NIS 89 thousand, with an option to extend for five additional years. In addition, as part of the lease agreement the Company will not carry the rent monthly payment during the first five months of the lease agreement and will be reimbursed for its building adjustments costs in the amount of NIS 2,500 thousand.

As collateral for the lease agreement, a restricted deposit was pledged in favor of the property owner. The balance of the restricted deposit as of December 31, 2018 amounts to NIS 580 thousand. The deposit is classified as a non-current asset.

B)	In 2017, an agreement was signed to extend the lease of the Company’s offices, which commenced in June 2008. The lease term ended on August 18, 2018, and the Company signed an amendment to extend the lease until March 31, 2019. The monthly rent amounts to NIS 54 thousand.

As collateral for the lease agreement, a restricted deposit was pledged in favor of the property owner. The balance of the restricted deposit as of December 31, 2018 amounts to NIS 544 thousand. The deposit is classified as current asset.

C)	In April 2007, the Company signed an agreement with a third party for lease of land in Yessod Hamaala. The lease term ended on April 30, 2017. On July 4, 2017, the Company signed a new agreement for four years with an option for extension of another 6 years. The lease term began on May 1, 2017. The annual rent amount is NIS 120 thousand.

D)	On July 28, 2016, the Company signed a lease agreement for additional space designated for its development and production activities. The lease is for three years with an option to extend for four additional years, in return for a monthly payment of NIS 30 thousand. In addition, as part of the lease agreement, the Company acquired equipment and clean rooms for the Company’s operations for NIS 1,849 thousand. Out of the aforementioned total consideration an amount of NIS 1,197 thousand was paid by issuing 1,067,916 ordinary shares of the Company and a total of NIS 525 thousand was on credit and will be repaid in cash over the term of the lease. The Company intends to exercise its first option to extend the lease period.

2)	Commitment to pay royalties to the Government of Israel

The Company is committed to pay royalties to the Government of Israel on proceeds from sales of products in the research and development of which the Government participates by way of grants through the IIA.

At the time the grants were received, successful development of the related project was not assumed. In the case of failure of the project that was partly financed by the Government of Israel, the Company is not obligated to pay any such royalties. Under the terms of Company’s funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from projects so funded up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of an annual interest based on Libor.

The updated estimate of the Company as of December 31, 2018 is that royalties will be paid to the IIA and that their present value is NIS 1,228 thousand. This amount was recognized as a financial liability in the statement of financial position (NIS 1,185 thousand within long-term liabilities, and the remainder within current liabilities). As of December 31, 2018, the fair value of that liability is not materially different from its carrying amount. As of December 31, 2018, the maximum royalty amount that would be payable by the Company, before additional Libor interest, is approximately NIS 31.8 million (assuming 100% of the funds are payable).

During 2018, grants amounting to NIS 2.2 million were received from the IIA. The participation of IIA in research and development expenses is presented net of expenses to pay royalties and remeasurement of the IIA liability and amounted to NIS 3.2 million.

B.	Development agreements with pharmaceutical and orthobiologic companies

On November 17, 2010, CollPlant Ltd. and Pfizer signed an agreement for joint development of prototype products for the treatment of orthopedic problems. The agreement provided for, among other things, the allocation of the rights of the project outcomes. In accordance with the agreement, Pfizer paid CollPlant immaterial amounts for the development of prototypes.

On December 22, 2011, CollPlant and Pfizer signed another joint development agreement for development of a product for the orthopedic market (the “Development Agreement”). In accordance with the Development Agreement, the parties agreed to collaborate in the development of a product that contained Pfizer’s therapeutic proteins and compounds based on CollPlant’s recombinant human collagen (rhCollagen) (the “Product”).

To the best of the Company’s knowledge, based partially on public sources, in July 2013, Pfizer signed an agreement with Bioventus LLC, a U.S. based company (“Bioventus”), which specializes in orthobiologics, whereby Pfizer granted Bioventus an exclusive, global license for the portfolio of projects related to Pfizer’s bone morphogenetic protein (“BMP”). Between July 2013 and February 2017, the Company and Bioventus developed a bioactive implant for spinal fusion and orthopedic trauma, instead of under the Pfizer agreement, which expired during 2014.

On July 9, 2015, the Company signed a non-binding term sheet with Bioventus. According to the term sheet, Bioventus agreed to make payments to the Company for the full development plan.

On March 1, 2017, Bioventus informed the Company that it had decided to discontinue the joint development with CollPlant and to complete product development at a subsidiary of Bioventus.

C.	LICENSE DEVELOPMENT AND COMMERCIALIZATION AGREEMENTS

On October 19, 2018, CollPlant entered into the License Agreement with LB, a public benefit corporation and wholly-owned subsidiary of United Therapeutics Corporation, pursuant to which LB will be entitled to develop engineered lungs or lung substitutes using CollPlant’s rhCollagen and BioInk.

Pursuant to the License Agreement, CollPlant granted to LB and its affiliates, an exclusive, perpetual, royalty-bearing and transferable license of CollPlant’s technology relating to the production and use of rhCollagen and BioInk for the commercialization of engineered lungs or lung substitutes using 3D bioprinting processes throughout the universe.

Further, under the License Agreement, CollPlant granted to LB and its affiliates, a two-year option to extend the license to engineered organs or organ substitutes of up to three additional organs specified in the License Agreement (each an “Option Product” and together with lungs, the “Covered Products”). Further, at the end of the option period, LB and its affiliates shall have a one-year right of first refusal to receive an exclusive license under CollPlant’s technology relating to the production and use of rhCollagen and BioInk for the Option Products. Other than under the license Agreement, CollPlant has agreed not to conduct, enable or fund any research, development or commercialization, or grant any license, with respect to the Covered Products during the term of the License Agreement, unless with respect to any Option Product, the option is not exercised and the right of first refusal period expires.

The License Agreement provides that LB will purchase CollPlant’s BioInk on a non-exclusive basis for use in the development and manufacture of Covered Products and for up to the first two years of the License Agreement, CollPlant will supply LB with a specified limited quantity of BioInk without charge. The License Agreement further provides that following effectiveness, LB will build a facility, or engage a manufacturer to build a facility, in the U.S. for the manufacture of the Company’s rhCollagen and BioInk and the parties have agreed that LB has the option to purchase consulting services for the design of the facility.

The License Agreement provides for the payment of an upfront cash payment of $5 million to CollPlant, which was paid to CollPlant in November 2018 following effectiveness of the Agreement. In addition, the License Agreement provides for a one-time non-refundable option payments of $3 million per Option Product ($9 million in the aggregate), and up to $30 million of milestone payments payable as follows: (i) $5 million upon completion of the U.S. facility design, (ii) $5 million upon completion of production of a specified amount of BioInk, and (iii) $5 million for FDA marketing approval for each Covered Product (up to $20 million in the aggregate). Further, CollPlant shall be entitled to a fixed-fee royalty payment (subject to certain adjustment) for each product commercially sold during the term of the License Agreement, a fee for the supply of certain quantities of BioInk to LB, and reimbursement for certain costs related to the U.S. facility and any payment made by CollPlant to the IIA.

Unless earlier terminated, the License Agreement will continue in effect on a Covered Product-by-Covered Product and country-by-country basis until the later of (i) the expiration, invalidation or abandonment of the last CollPlant patent covering a Covered Product in a particular country, and (ii) 12 years from the first commercial sale of such Covered Product in such country. Following expiration (unless earlier terminated), the licenses granted to LB in the License Agreement will continue on a fully paid-up, irrevocable basis. The License Agreement may be terminated early by either party for material breach or bankruptcy. In addition, CollPlant may terminate the License Agreement in the case of a challenge made by LB, its affiliates or sub-licensees with respect to a CollPlant patent covering a Covered Product or if LB and its affiliates and sub-licensees discontinue development and commercialization of all Covered Products for at least one year. LB may terminate the License Agreement at any time upon 30 days’ written notice with respect to the entirety of the License Agreement and upon 30 days’ written notice with respect to its license and other rights under the License Agreement relating to one or more CollPlant patents, on a patent by- patent and country-by-country basis.

D.	Contingent liability

On September 6, 2017, the Company received a VAT assessment from the Israel Tax Authority according to which the Company is required to pay tax in the amount of NIS 1.5 million (including linkage differentials and interest) for the years 2012-2016. The Company disputed the position of the Israel Tax Authority resulting in the latter to increase its VAT assessment and require the Company to pay tax in the amount of NIS 1.8 million (including linkage differentials and interest) for the abovementioned period. The Company has appealed the entire assessment to the District Court, in view of its position that it is not liable for the entire tax requirement. A preliminary hearing in the District Court in Lod is scheduled for May 2019. The Company’s position relies, among other things, on an agreement signed between the Company and the Israel Tax Authority in 2011, which allows the Company to deduct VAT as stated. It is management’s view that its financial statements include an adequate provision in respect of the above.